UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2023

ITEM 1. REPORT TO STOCKHOLDERS.

May 26, 2023

Dear Shareholders:

Attached are the operating results of Colorado BondShares for the semi-annual period ending March 31, 2023. Big picture, the size of the fund has grown, dividends have notably increased and the price of our shares has partially recovered from the downturn in 2022 caused by the Federal Reserve rate hikes. To add insult to injury though, many of our shareholders have made us aware of questionable practices by the brokerage community. They have received communications from brokers encouraging (or demanding?) that they sell their shares. There are various justifications given for making such a move. We suspect that many of those reasons are more commission or fee driven than anything else. Unfortunately, these tactics are most effective and damaging to the small investor. It physically makes me sick to my stomach to see some of our valued shareholders unnecessarily locking in losses based on the advice of someone who has not done his homework and has a personal agenda which may not be in the best interests of the client. We know they have not done their homework because they have not asked us a single question. Our mantra is “the deeper you dig, the better we look.” The brokers we are talking about didn’t even scratch the surface, perhaps for obvious reasons.

Many times, I later hear from those poor souls that got victimized expressing their regret for selling near the low. Remember, all the money left on the table by the ones that leave, ultimately goes to the ones who stay. That said, if you need the money, that’s a completely different story. One thing we offer besides relatively high income is liquidity.

The suspect brokers often recommend switching from our fund into alternative investment products which typically underperform but generate large fees, such as annuities or other bond funds. There is an old adage in our industry stating that there are but three motivators in investing: Greed, Fear and Greed. Do not let those motivations drive your decisions and do not allow yourselves to be bullied into doing something you do not want to do. Be assured that those firms cannot make you sell your shares, you always have the option of investing direct with the fund and if this is your choice, we will try to make the process as painless as possible. Bad times bring out bad actors and now is no exception.

On a more positive note, it appears that we may be getting near the peak of rate increases and the deadlock in Congress over raising the debt ceiling appears to be ending. While there are still ample concerns above inflation, rate increases and recession it may soon be the bondholder’s day again to shine. The worse things look in the general economy, the better bonds usually do.

Thank you for your support and continued confidence during the challenging times facing our beloved country. It is still the greatest place in the world to live. God bless America!

Sincerely,

Fred R. Kelly, Jr.

Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees, Interim President, Secretary, Treasurer and Trustee

Bruce G. Ely, Trustee

James R. Madden, Trustee

Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company

Distributor

Colorado Financial Service Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

Plante & Moran, PLLC

Special Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Officers and Trustees of the Fund (unaudited)

The following tables list the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board of Trustees supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the trustee dies, resigns, retires, or is removed. The Statement of Additional Information of the Fund includes additional information about Fund trustees and is available, without charge, upon request. Shareholders may call (800) 572-0069 to request the Statement of Additional Information.

Name, Address and Age	Position held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years:	Other Directorships Held By Director
Non-Interested Trustees

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 72	Trustee since July 2002	Mr. Ely was a Regional Director for Cutwater Asset Management, a wholly owned subsidiary of MBIA, Inc., until his retirement in September 2013.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 79	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of The Community Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 76	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above. None of the trustees nor the officers of the Fund have any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund’) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•

Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2023

Colorado BondShares — A Tax- Exempt Fund	Beginning Account Value 10/01/22	Ending Account Value 03/31/23	Expenses Paid During Period(1)
Based on Actual Fund Return	$1,000.00	$1,048.31	$3.17
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1021.90	$3.13

(1)

The expenses shown in this table are equal to the Fund’s annualized expense ratio of 0.62% for semi-annual year ended March 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs, please see the Fund’s prospectus.

Colorado BondShares — A Tax-Exempt Fund

CREDIT QUALITY (unaudited)

Based on a Percentage of Total Net Assets as of March 31, 2023

Colorado BondShares — A Tax-Exempt Fund

SECTOR BREAKDOWN (unaudited)

Based on a Percentage of Total Net Assets as of March 31, 2023

* Cash & equivalents include cash and receivables less liabilities.

** Short-term investments include securities with a maturity date or redemption feature of one year or less, as identified in the Schedule of Investments.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments

March 31, 2023 (unaudited)

Colorado Municipal Bonds 65.5%	Maturity	Coupon	Principal	Value

Colorado 100.0%
Aberdeen MD #1 – Series A – 2035	12/1/2035	7.50%	$1,600,000	$476,000
Anthology West MD #4 – Series A – 2041(g)	12/15/2041	6.25%	1,100,000	1,024,573
Anthology West MD #5 – Series A – 2049	12/1/2049	4.88%	4,630,000	3,890,821
Anthology West MD #5 – Series B – 2049(g)	12/15/2049	7.63%	698,000	637,818
Aspen Street MD – Series A – 2050(g)	12/1/2050	5.13%	4,300,000	3,420,220
Banning Lewis Ranch Regional MD – Series A – 2048	12/1/2048	5.38%	2,500,000	2,400,300
Banning Lewis Ranch Regional MD – Series B – 2041(g)	12/15/2041	7.75%	625,000	599,369
Base Village MD #2 – Series A – 2048(g)	12/15/2048	6.50%	3,500,000	2,342,550
Belford North MD – Series A – 2050	12/1/2050	5.50%	4,000,000	3,561,320
Belford North MD – Series B – 2050(g)	12/15/2050	8.50%	3,475,000	3,239,847
Bennett Crossing MD #1 – Series A – 2049	12/1/2049	6.13%	6,160,000	5,978,465
Bennett Ranch MD #1 – Series A – 2051	12/1/2051	5.00%	3,000,000	2,594,190
Bennett Ranch MD #1 – Series B – 2051(g)	12/15/2051	7.50%	1,221,000	1,096,336
Bent Grass MD – Series A – 2049	12/1/2049	5.25%	1,690,000	1,568,827
Bradburn MD #2 – Series C – 2051(g)	12/15/2051	7.50%	3,271,000	2,930,652
Bramming Farm MD #1 – Series A – 2044(d)	12/1/2044	6.00%	1,910,000	1,827,393
Brighton Crossing MD #4 – Series A – 2037	12/1/2037	5.00%	1,050,000	1,028,360
Brighton Crossing MD #4 – Series A – 2047	12/1/2047	5.00%	4,685,000	4,366,420
Brighton Crossing MD #4 – Series B – 2047(g)	12/1/2047	7.00%	670,000	617,104
Brighton Crossing MD #6 – Series A – 2035	12/1/2035	5.00%	525,000	499,963
Brighton Crossing MD #6 – Series A – 2040	12/1/2040	5.00%	1,545,000	1,416,178
Brighton Crossing MD #6 – Series A – 2050	12/1/2050	4.75%	9,020,000	7,668,984
Broomfield Village MD #2 – Series A – 2049	12/1/2049	5.00%	1,480,000	1,312,834
Buckley Yard MD #2 – Series A – 2052	12/1/2052	6.25%	6,800,000	6,585,596
Buckley Yard MD #2 – Series B – 2052(g)	12/15/2052	9.25%	1,569,000	1,540,036
Castleview MD #2 – Series A – 2050	12/1/2050	5.00%	3,435,000	2,949,635
Castleview MD #1 – Series A – 2050(g)	12/1/2050	5.00%	4,727,000	3,770,019
Cherry Creek South MD #5 – Series A – 2051(g)	12/1/2051	6.00%	22,500,000	18,190,125
Cherry Hills City MD – Series A – 2047(g)	12/1/2047	5.00%	1,380,000	1,204,643
Cielo MD – Series A – 2050(g)	12/1/2050	5.25%	12,442,000	10,072,919
City Center West Residential MD #2 – Series A – 2049	12/1/2049	5.00%	2,080,000	1,863,014
City Center West Residential MD #2 – Series B – 2049(g)	12/15/2049	7.75%	1,425,000	1,305,485
Cityset MD #2 – Series A – 2030	12/1/2030	3.50%	5,625,000	4,944,544
Cityset MD #2 – Series A – 2040	12/1/2040	4.38%	8,360,000	7,180,070
Cityset MD #2 – Series A – 2045	12/1/2045	4.50%	3,180,000	2,661,533
Clear Creek Transit MD #2 – Series A – 2050	12/1/2050	5.00%	2,000,000	1,721,680

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
Cloverleaf MD – Series A – 2051	12/1/2051	6.00%	$2,330,000	$2,305,605
Cloverleaf MD – Series B – 2051(g)	12/15/2051	9.25%	1,034,000	1,040,008
Colliers Hill MD #3 – Series A – 2040	12/1/2040	5.25%	8,300,000	7,841,010
Colliers Hill MD #3 – Series A – 2048	12/1/2048	5.50%	18,250,000	17,057,728
Colliers Hill MD #3 – Series B – 2043(g)	12/15/2043	8.50%	2,213,000	2,002,566
Colorado Centre MD – Series B – 2032(g)(i)	1/1/2032	0.00%	6,592,306	3,427,999
Colorado Centre MD – Series A – 2027(e)(i)	1/1/2027	0.00%	2,074,674	1,820,589
Colorado Centre MD – Series A – 2027(f)(i)	1/1/2027	9.00%	2,076,440	1,495,037
CECFA Swallow Academy – Series A – 2027(m)	11/15/2027	5.35%	3,245,000	3,094,302
CECFA Addenbrooke Classical Academy – Series A – 2027(m)	6/1/2027	4.50%	24,845,000	24,345,864
CECFA Imagine Charter School at Firestone – Series A – 2027(m)	6/1/2027	4.50%	17,380,000	16,967,225
CECFA Monarch Montessori – Series A – 2025(m)	5/15/2025	4.75%	8,325,000	8,083,908
CECFA Academy Of Advanced Learning – Series A – 2027(m)	6/1/2027	4.38%	8,420,000	7,879,773
CECFA Chavez/Huerta Preparatory – Series A – 2027(m)	7/1/2027	4.38%	36,525,000	35,013,230
CECFA Swallows Charter Academy – Series A – 2027(m)	11/15/2027	4.38%	6,560,000	6,010,272
CECFA Vanguard Classical School – Series A – 2027(m)	7/1/2027	4.38%	24,315,000	22,419,646
CECFA Third Future School – Series A – 2029(m)	7/1/2029	4.25%	5,645,000	4,943,101
CECFA Grand Peak Academy – Series A – 2031(m)	7/1/2031	4.00%	2,150,000	1,823,286
CECFA Grand Peak Academy – Series A – 2041(m)	7/1/2041	4.25%	5,040,000	3,750,466
CECFA Grand Peak Academy – Series A – 2051(m)	7/1/2051	4.50%	13,070,000	9,142,726
CECFA Doral Academy – Series A – 2028(m)	7/15/2028	4.50%	19,405,000	17,838,434
CECFA Civica Career & Collegiate Academy – Series A – 2029(m)	7/15/2029	4.75%	7,790,000	7,228,185
CECFA Chavez/Huerta Academy – Series A – 2027(m)	7/1/2027	4.50%	8,220,000	7,918,162
CECFA Mountain Sage Community School – Series A – 2029(m)	7/1/2029	4.75%	8,760,000	8,451,998
CECFA Mountain Song Community School – Series A – 2029(m)	7/1/2029	4.75%	5,810,000	5,611,647
CECFA CEC / Aurora Charter School – Series A – 2032(m)	7/1/2032	5.00%	80,470,000	78,145,222
CECFA CEC / Aurora Charter School – Series A – 2029(m)	7/1/2029	6.00%	2,540,000	2,459,939
CECFA CEC / CSEC BC Project – Series A – 2032(m)	1/1/2032	4.88%	4,060,000	3,947,091
CECFA CEC / CSEC BC Project – Series A – 2037(m)	1/1/2037	5.00%	3,595,000	3,456,449
CECFA CEC / CSEC BC Project – Series A – 2042(m)	1/1/2042	5.13%	40,335,000	38,462,649

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
CECFA Global Village Academy – Senior Bonds – 2029(m)	6/15/2029	5.85%	$11,630,000	$11,673,961
CECFA Fort Collins Montessori School – Series A – 2029(m)	7/1/2029	6.13%	17,790,000	17,946,908
700 Kalamath LLC – Series A – 2013(a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA / Casey’s Pond Living – Series A – 2032(l)	6/1/2032	0.00%	8,110,000	4,055,000
CHFA / Casey’s Pond Living – Series A – 2042(l)	6/1/2042	0.00%	10,665,000	5,332,500
CHFA / Casey’s Pond Living – Series A – 2047(l)	6/1/2047	0.00%	8,600,000	4,300,000
Colorado International Center MD #3 – Series A – 2031	12/1/2031	4.63%	586,000	552,516
Conestoga MD #2 – Series A – 2051(g)	12/1/2051	5.25%	1,625,000	1,425,109
Conifer MD – Series A – 2030	12/1/2030	0.00%	10,000,000	4,000,000
Conifer MD – Series A – 2032	12/1/2032	0.00%	1,450,000	580,000
Conifer MD – Series A – 2033	12/1/2033	0.00%	1,550,000	620,000
Constitution Heights MD – Series A – 2049	12/1/2049	5.00%	1,765,000	1,607,791
Copperleaf MD #9 – Series A – 2051(g)	12/1/2051	4.88%	8,175,000	6,370,124
Country Club Highlands MD – Series A – 2037	12/1/2037	7.25%	1,030,000	947,600
Dacono Urban Renewal Authority – Series A – 2039(g)	12/1/2039	6.25%	2,969,000	2,802,172
Dakota Ridge MD – Series A – 2052(g)	12/1/2052	6.00%	2,339,000	2,107,322
Deer Creek Villas MD – Series A – 2055	12/1/2055	5.00%	6,085,000	5,127,160
Denver Intl Business Center MD #1 – Series B – 2048(g)	12/1/2048	6.00%	4,585,000	4,544,606
Denver West Promenade MD – Series A – 2031	12/1/2031	5.13%	500,000	498,065
Denver West Promenade MD – Series B – 2046(g)	12/15/2046	6.00%	500,000	477,485
E86 MD – Series A – 2051(g)	12/1/2051	5.13%	4,060,000	3,320,390
Eagle Brook MD – Series A – 2051(g)	12/1/2051	5.00%	1,600,000	1,367,808
Erie Highlands MD #2 – Series A – 2048	12/1/2048	5.25%	6,000,000	5,584,440
Erie Highlands MD #2 – Series B – 2048(g)	12/15/2048	7.63%	1,819,000	1,678,228
Fitzsimons Village MD #1 – Series A – 2049	12/1/2049	5.00%	1,042,000	906,394
Fitzsimons Village MD #1 – Series B – 2049(g)	12/15/2049	7.00%	611,000	544,676
Fitzsimons Village MD #3 – Series A – 2026	12/1/2026	4.00%	1,640,000	1,539,124
Fitzsimons Village MD #3 – Series A – 2031	12/1/2031	4.00%	500,000	434,935
Fitzsimons Village MD #3 – Series A – 2041	12/1/2041	4.00%	4,445,000	3,305,791
Fitzsimons Village MD #3 – Series A – 2055	12/1/2055	4.25%	9,660,000	6,700,176
Flying Horse MD #2 – Series B – 2050(g)(m)	12/15/2050	7.25%	15,405,000	14,028,717
Flying Horse MD #3 – Series A – 2049(g)	12/1/2049	6.00%	2,965,000	2,807,410
Fort Lupton Golf Course – Series A – 2037(a)	12/15/2037	0.00%	620,000	6,200
Golden Eagle Acres MD #2 – Series A – 2051(g)	12/1/2051	4.50%	3,325,000	2,489,793
Green Gables MD #2 – Series B – 2048(g)	12/15/2048	8.25%	1,689,000	1,600,800

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
Green Valley Ranch East MD #6 – Series A – 2050	12/1/2050	5.88%	$3,325,000	$3,181,726
Greenspire MD #1 – Series A – 2051	12/1/2051	5.13%	1,925,000	1,694,501
Greenways MD #1 – Series A – 2051(g)	12/1/2051	4.63%	6,845,000	4,802,452
Hess Ranch MD #6 – Series A – 2049	12/1/2049	5.00%	5,000,000	4,392,100
Hidden Creek MD – Series A – 2045(g)	12/1/2045	4.63%	3,430,000	2,692,722
Highlands Mead MD – Series A – 2050	12/1/2050	5.13%	1,395,000	1,230,502
Hogback MD – Series A – 2041	12/1/2041	5.00%	725,000	659,989
Hogback MD – Series A – 2051	12/1/2051	5.00%	1,550,000	1,335,155
Horizon MD #2 – Series A – 2051(g)	12/1/2051	4.50%	11,657,000	8,092,639
Hunter’s Overlook MD #5 – Series B – 2049(g)	12/15/2049	8.50%	1,827,000	1,703,202
Hunter’s Overlook MD #7 – Series A – 2051(g)	12/1/2051	5.50%	3,525,000	3,146,979
Hyland Village MD – Series A – 2027	12/1/2027	10.00%	4,770,000	2,623,500
Indy Oak Tod MD – Series A – 2050	12/1/2050	5.50%	1,075,000	1,007,737
Indy Oak Tod MD – Series B – 2050(g)	12/15/2050	8.00%	736,000	695,984
Inspiration MD – Series B – 2036	12/15/2036	5.00%	788,000	697,530
Iron Works Village MD – Series A – 2048	12/1/2048	5.88%	1,500,000	1,574,505
Jay Grove MD – Series A – 2051(g)	12/1/2051	4.25%	2,450,000	1,813,588
Jefferson Center MD #1 – Series B – 2050(g)	12/15/2050	5.75%	14,414,000	13,864,394
Karl’s Farm MD #2 – Series A – 2040	12/1/2040	5.38%	1,155,000	1,084,476
Karl’s Farm MD #2 – Series A – 2050	12/1/2050	5.63%	3,030,000	2,792,812
The Lakes MD #4 – Series A – 2061(g)	12/1/2061	5.50%	20,080,000	16,306,366
Lanterns MD #2 – Series A – 2050(g)	12/1/2050	4.50%	12,492,000	9,006,482
Legato Community Authority – Series A – 2036	12/1/2036	4.00%	2,130,000	1,753,949
Legato Community Authority – Series A – 2046	12/1/2046	5.00%	1,000,000	853,010
Legato Community Authority – Series A – 2051	12/1/2051	5.00%	2,500,000	2,082,325
Lincoln Meadows MD – Series A – 2031	12/1/2031	8.00%	6,775,000	7,291,594
Littleton Village MD #2 – Series A – 2045	12/1/2045	5.38%	1,624,000	1,585,138
Littleton Village MD #2 – Series B – 2028(g)	12/15/2028	7.63%	1,140,000	1,123,949
Loretto Heights Community Authority – Series A – 2051(g)	12/1/2051	4.88%	12,750,000	9,840,323
Marin MD – Series A – 2028(a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
Mayfield MD – Series A – 2050	12/1/2050	5.75%	1,190,000	1,156,537
Mayfield MD – Series B – 2050(g)	12/15/2050	8.25%	622,000	593,811
Meadows MD #1 – Series A – 2029(k)	6/1/2029	8.00%	30,730,000	30,003,236
Meadows MD #2 – Series A – 2029(k)	6/1/2029	8.00%	23,830,000	23,266,421
Meadows MD #7 – Series A – 2029(k)	6/1/2029	8.00%	15,440,000	15,074,844
Meadowlark MD – Series A – 2040	12/1/2040	4.88%	1,045,000	901,804

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
Meadowlark MD – Series A – 2050	12/1/2050	5.13%	$1,505,000	$1,309,245
Mirabelle MD #2 – Series A – 2049	12/1/2049	5.00%	1,250,000	1,113,338
Mirabelle MD #2 – Series B – 2049(g)	12/15/2049	7.38%	1,473,000	1,337,602
Monument Junction MD #1 – Series A – 2051(g)	12/1/2051	5.75%	12,258,000	10,524,964
Mount Carbon MD – Series C – 2043(e)(g)	6/1/2043	0.00%	521,078	521,078
Mountain Brook MD – Series A – 2051	12/1/2051	4.75%	7,740,000	5,880,155
Mountain Brook MD – Series A – 2041	12/1/2041	4.50%	1,000,000	800,270
Mountain Shadows MD – Series A – 2035	12/1/2035	5.00%	500,000	486,695
Mountain Shadows MD – Series B – 2046(g)	12/15/2046	7.50%	1,800,000	1,681,290
Mountain Shadows MD – Series C – 2040(g)	12/15/2040	10.00%	1,994,000	1,902,635
Muegge Farms MD #1 – Series A – 2051(g)	12/1/2051	5.00%	6,300,000	5,182,821
Muegge Farms MD #3 – Series A – 2051(g)	12/1/2051	5.50%	10,431,000	8,884,709
Murphy Creek MD #3 – Series A – 2026	12/1/2026	6.00%	2,540,000	2,540,000
Murphy Creek MD #3 – Series A – 2035	12/1/2035	6.13%	1,880,000	1,880,000
Murphy Creek MD #5 – Series A – 2052	12/1/2052	6.00%	2,645,000	2,559,461
Nine Mile MD – Series A – 2030	12/1/2030	4.63%	1,125,000	1,062,731
Nine Mile MD – Series A – 2040	12/1/2040	5.13%	2,500,000	2,343,625
North Range MD #3 – Series A – 2040	12/1/2040	5.00%	2,000,000	1,828,620
Painted Prairie Improvement Authority – Series A – 2029	12/1/2029	4.00%	1,000,000	939,920
Palisade Park North MD #2 – Series A – 2047	12/1/2047	5.63%	1,740,000	1,701,807
Parkdale Community Authority – Series A – 2040	12/1/2040	5.00%	3,140,000	2,923,528
Parkdale Community Authority – Series A – 2050	12/1/2050	5.25%	5,620,000	5,012,422
Parkdale Community Authority – Series B – 2050(g)	12/15/2050	7.75%	2,424,000	2,216,578
Parker Automotive MD – Series A – 2045	12/1/2045	5.00%	1,906,000	1,783,273
Parker Automotive MD – Series B – 2032(g)	12/15/2032	8.00%	3,785,000	3,680,080
Pioneer Community Authority – Series B – 2050(g)	12/15/2050	6.75%	24,592,000	22,557,996
Pioneer MD #3 – Series A – 2046(g)	12/1/2046	6.50%	2,646,000	2,533,651
The Plaza MD #1 – Series A – 2040(m)	12/1/2040	5.00%	7,850,000	7,442,664
Powhaton Community Authority – Series A – 2051(g)	12/1/2051	5.00%	7,450,000	6,246,751
Pronghorn Valley MD – Series A – 2041	12/1/2041	3.75%	515,000	398,342
Pronghorn Valley MD – Series A – 2051	12/1/2051	4.00%	4,400,000	3,265,064
PFA / Colorado Skies Academy – Series A – 2025(m)	7/1/2025	5.63%	10,290,000	9,963,807
PFA / Monument Academy – Series A – 2026(m)	6/1/2026	5.00%	28,725,000	27,947,414
Ravenna MD – Series B – 2026(d)(g)	12/15/2026	7.50%	8,000,000	7,301,360
Reata Ridge Village MD #2 – Series A – 2049	12/1/2049	5.00%	1,803,000	1,644,029
Rendezvous MD #4 – Series B – 2048(g)	10/15/2048	8.00%	1,189,000	1,098,053
Remuda Ridge MD – Series A – 2051(g)	12/1/2051	5.63%	5,520,000	4,745,378

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
Reserve MD #2 – Series A – 2045	12/1/2045	5.00%	$500,000	$459,315
Rex Ranch MD – Series B – 2047(g)	12/15/2047	7.88%	445,000	417,232
Ritoro MD – Series B – 2049(g)	12/15/2049	8.50%	2,190,000	2,249,853
Riverdale Peaks II MD – Series A – 2025	12/1/2025	6.40%	930,000	762,600
Riverdale Peaks II MD – Series A – 2035	12/1/2035	6.50%	1,135,000	930,700
Riverview MD – Series A – 2041	12/1/2041	5.00%	1,105,000	985,284
Riverview MD – Series A – 2051	12/1/2051	5.00%	2,075,000	1,768,253
Rock Creek MD – Series A – 2041(g)	12/1/2041	4.50%	2,230,000	1,793,834
Rock Creek MD – Series A – 2050(g)	12/1/2050	4.75%	3,880,000	2,960,595
Rock Creek MD – Series A – 2031(g)	12/1/2031	4.00%	3,432,000	3,017,655
Rose Hill Acres MD – Series A – 2050	12/1/2050	5.00%	2,990,000	2,613,978
Rose Hill Acres MD – Series B – 2050(g)	12/15/2050	8.75%	910,000	849,876
Roxborough Village MD – Series A – 2042(f)(i)	12/31/2042	0.00%	242,645	26,691
RRC MD #2 – Series A – 2051(g)	12/1/2051	5.25%	5,625,000	4,706,550
Sabell MD – Series A – 2050	12/1/2050	5.00%	1,055,000	926,385
Sabell MD – Series B – 2050(g)	12/15/2050	8.25%	605,000	559,909
Silver Peaks East MD – Series A – 2051(g)	12/1/2051	5.00%	5,410,000	4,454,973
64th Avenue ARI Authority – Series A – 2043(g)	12/1/2043	6.50%	5,000,000	4,768,700
Solitude MD – Series A – 2026(j)	12/1/2026	7.00%	3,520,000	2,288,000
Southglenn MD – Series A – 2030	12/1/2030	5.00%	2,285,000	2,285,503
Southglenn MD – Series A – 2046	12/1/2046	5.00%	2,100,000	1,953,945
Southlands MD #1 – Series A – 2037	12/1/2037	5.00%	500,000	490,900
Southlands MD #1 – Series A – 2047	12/1/2047	5.00%	3,000,000	2,799,060
Southshore MD #2 – Series B – 2041(g)	12/15/2041	4.13%	9,690,000	9,810,447
Spring Hill MD #3 – Senior Bonds – 2052	12/1/2052	6.75%	10,305,000	10,420,210
Spring Valley MD #4 – Senior Bonds – 2040	12/1/2040	5.00%	1,410,000	1,280,477
Spring Valley MD #4 – Senior Bonds – 2050	12/1/2050	5.12%	1,775,000	1,521,867
Spring Valley MD #4 – Subordinate Bonds – 2050(g)	12/15/2050	7.63%	2,811,000	2,527,848
St Vrain Lakes MD #2 – Senior Bonds – 2037	12/1/2037	5.00%	4,000,000	3,902,240
St. Vrains Lakes MD #2 – Series A – 2047	12/1/2047	5.13%	3,050,000	2,861,114
St Vrain Lakes MD #2 – Subordinate Bonds – 2047(g)	12/15/2047	7.63%	1,083,000	1,069,278
STC MD #2 – Senior Bonds – 2025	12/1/2025	3.00%	555,000	525,774
STC MD #2 – Senior Bonds – 2029	12/1/2029	4.00%	1,615,000	1,501,062
STC MD #2 – Senior Bonds – 2038	12/1/2038	5.00%	15,160,000	14,105,016
STC MD #2 – Subordinate Bonds – 2049(g)	12/15/2049	8.00%	3,954,000	3,659,783
Sterling Ranch MD #2 – Senior Bonds – 2032	12/1/2032	5.25%	1,340,000	1,318,051
Sterling Ranch MD #2 – Senior Bonds – 2042	12/1/2042	5.50%	5,645,000	5,428,740

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
Sterling Ranch MD #2 – Senior Bonds – 2051	12/1/2051	5.75%	$11,750,000	$11,302,208
Stetson Ridge MD #3 – Subordinate Bonds – 2042(g)(m)	12/15/2042	7.50%	301,000	277,561
Stone Ridge MD #2 – Senior Bonds – 2031	12/1/2031	0.00%	11,896,000	1,903,360
Tallyn’s Reach MD #3 – Senior Bonds – 2038	11/1/2038	5.13%	2,070,000	2,099,746
Third Creek MD #1 – Senior Bonds – 2037	12/1/2037	4.50%	1,130,000	964,918
Third Creek MD #1 – Senior Bonds – 2042	12/1/2042	4.50%	3,140,000	2,503,051
Third Creek MD #1 – Senior Bonds – 2051	12/1/2051	4.75%	7,390,000	5,653,202
Thompson Crossing MD #4 – Senior Bonds – 2039	12/1/2039	5.00%	1,410,000	1,339,965
Thompson Crossing MD #4 – Senior Bonds – 2049	12/1/2049	5.00%	1,315,000	1,165,892
Trails At Crowfoot MD #3 – Subordinate Bonds – 2049(g)	12/15/2049	9.00%	3,135,000	2,943,483
Valagua MD – Senior Bonds – 2037	12/1/2037	0.00%	11,500,000	2,300,000
Villages At Murphy Creek MD #1 – Senior Bonds – 2051(g)	12/1/2051	5.50%	12,358,000	10,430,152
Vincent Village MD – Senior Bonds – 2051	12/1/2051	5.00%	1,970,000	1,652,515
Waterfall MD #1 – Senior Bonds – 2052	12/1/2052	5.25%	2,295,000	2,092,994
Westcreek MD #2 – Senior Bonds – 2048	12/1/2048	5.38%	1,300,000	1,225,822
Westerly MD #4 – Senior Bonds – 2031	12/1/2031	4.13%	600,000	533,820
Westerly MD #4 – Senior Bonds – 2040	12/1/2040	5.00%	2,255,000	2,076,066
Westerly MD #4 – Senior Bonds – 2050	12/1/2050	5.00%	5,250,000	4,541,565
Westerly MD #4 – Senior CABs – 2050	12/1/2026	0.00%	1,000,000	665,020
White Buffalo MD #3 – Senior Bonds – 2050	12/1/2050	5.50%	4,780,000	4,410,028
Wild Plum MD – Senior Bonds – 2049	12/1/2049	5.00%	595,000	630,563
Willow Springs MD – Subordinate Bonds – 2049(g)	12/15/2049	7.75%	650,000	592,423
Woodmen Heights MD #2 – Subordinate Bonds – 2040(g)	12/15/2040	7.50%	3,358,000	3,088,118
Wyndham Hill MD #2 – Subordinate Bonds – 2049(g)	12/15/2049	7.63%	9,600,000	8,906,496

Colorado (amortized cost $1,221,557,816)			1,295,261,143	1,121,552,083

Colorado Municipal Bonds (amortized cost $1,221,557,816)			$1,295,261,143	$1,121,552,083

Short-Term Municipal Bonds 5.3%

Colorado 74.3%
Boulder Housing Authority / Broadway East – Series A – 2037 (LOC 1)	9/1/2037	4.03%	$1,470,000	$1,470,000

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Short-Term Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Colorado (Continued)
Boulder College of Massage – Series A – 2031(a)(j)	10/15/2031	0.00%	$4,315,000	$4,315,000
Broomfield URA / Event Center – Series A – 2030 (LOC 2)	12/1/2030	4.03%	7,185,000	7,185,000
CHFA / Ready Foods – Series A – 2032 (LOC 1)	1/1/2032	4.03%	4,715,000	4,715,000
Colorado Springs Utilities – Series A – 2041 (LOC 1)	11/1/2041	3.95%	1,100,000	1,100,000
ECCV Water & Sanitation District – Series A – 2023(c)	11/15/2023	5.00%	1,011,000	1,011,485
Jeffco Business Center MD #1 – Series A – 2023(j)	5/1/2023	0.00%	1,006,000	1,006,000
Ravenna MD – Series A CABs – 2023(d)	12/1/2023	0.00%	325,000	313,216
Rockinghorse MD #2 – Series A CABs – 2024	1/1/2024	6.00%	3,565,000	3,648,243
Rockinghorse MD #2 – Series B – 2024	1/1/2024	6.50%	3,885,000	3,988,380
Sheridan Redevelopment Agency / Santa Fe – Series A – 2029 LOC(3)	12/1/2029	4.00%	38,545,000	38,545,000

Colorado (amortized cost $66,898,435)			67,122,000	67,297,323

Multi-State 18.2%
Freddie Mac VR – 2045 (LOC 4)	12/15/2045	4.01%	16,440,000	16,440,000

Multi-State (amortized cost $16,440,000)			16,440,000	16,440,000

Oregon 6.4%
Multnomah County Hospital – Series A – 2023(m)	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 1.0%
Flandreau Santee Sioux Tribe / Gaming – Series A – 2024(m)	1/1/2024	8.28%	950,000	929,927

South Dakota (amortized cost $950,000)			950,000	929,927

Puerto Rico 0.1%
Puerto Rico – Series A – 2023	7/1/2023	5.25%	51,698	51,772

Puerto Rico (amortized cost $52,990)			51,698	51,772

Short-Term Municipal Bonds (amortized cost $90,156,425)			$90,378,698	$90,534,022

Other Municipal Bonds 5.2%

South Dakota 86.4%
Flandreau Santee Sioux Tribe / Healthcare – Series A – 2036(m)	1/1/2036	5.75%	$6,055,000	$4,598,833

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

South Dakota (Continued)
Flandreau Santee Sioux Tribe / Healthcare – Series A – 2026(m)	1/1/2026	5.00%	$1,740,000	$1,618,757
Flandreau Santee Sioux Tribe / Healthcare – Series A – 2031(m)	1/1/2031	5.50%	3,565,000	2,950,857
Flandreau Santee Sioux Tribe / Gaming – Series B – 2038(g)(m)	1/1/2038	6.00%	6,120,000	5,245,513
Flandreau Santee Sioux Tribe / Gaming – Series C – 2038(m)	1/1/2038	6.00%	5,450,000	4,671,250
Flandreau Santee Sioux Tribe / Gaming – Series A – 2025(m)	1/1/2025	8.28%	1,030,000	988,367
Flandreau Santee Sioux Tribe / Gaming – Series A – 2026(m)	1/1/2026	8.28%	1,115,000	1,059,261
Flandreau Santee Sioux Tribe / Gaming – Series A – 2027(m)	1/1/2027	8.28%	1,205,000	1,137,689
Flandreau Santee Sioux Tribe / Gaming – Series A – 2028(m)	1/1/2028	8.28%	1,305,000	1,227,157
Flandreau Santee Sioux Tribe / Gaming – Series A – 2033(m)	1/1/2033	8.28%	8,670,000	8,115,033
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2025(m)	7/1/2025	5.75%	740,000	706,641
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2026(m)	7/1/2026	5.75%	785,000	740,020
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2027(m)	7/1/2027	5.75%	830,000	770,016
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2028(m)	7/1/2028	5.75%	875,000	801,395
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2029(m)	7/1/2029	5.75%	930,000	840,078
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2030(m)	7/1/2030	5.75%	980,000	873,837
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2031(m)	7/1/2031	5.75%	1,040,000	916,105
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2032(m)	7/1/2032	5.75%	1,095,000	953,592
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2033(m)	7/1/2033	5.75%	1,160,000	999,433
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2034(m)	7/1/2034	5.75%	1,225,000	1,044,901
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2035(m)	7/1/2035	5.75%	1,300,000	1,098,513
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2040(m)	7/1/2040	6.00%	7,730,000	6,309,149

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

South Dakota (Continued)
Flandreau Santee Sioux Tribe / Healthcare NH – Series A – 2045(m)	7/1/2045	6.25%	$10,395,000	$8,309,347
Lower Brule Sioux Tribe – Series A – 2025(m)	3/1/2025	5.88%	1,000,000	935,870
Oglala Sioux Tribe / Healthcare – Series A – 2028(m)	7/1/2028	5.50%	2,600,000	2,395,770
Oglala Sioux Tribe / Healthcare – Series A – 2037(m)	7/1/2037	6.00%	9,270,000	7,533,822
Oglala Sioux Tribe / Healthcare – Series B – 2041(m)	9/1/2041	6.50%	6,050,000	4,977,456
Oglala Sioux Tribe – Series A – 2024(m)	10/1/2024	5.50%	1,985,000	1,943,514
Oglala Sioux Tribe – Series C – 2026(m)	10/1/2026	8.00%	800,000	783,640
Oglala Sioux Tribe – Series A – 2027(m)	10/1/2027	4.50%	2,370,000	2,152,695

South Dakota (amortized cost $89,409,600)			89,415,000	76,698,508

Puerto Rico 10.4%
Puerto Rico – Series A – 2025	7/1/2025	5.38%	103,109	104,697
Puerto Rico – Series A – 2027	7/1/2027	5.63%	102,175	105,565
Puerto Rico – Series A – 2029	7/1/2029	5.63%	100,517	104,936
Puerto Rico – Series A – 2031	7/1/2031	5.75%	97,632	103,535
Puerto Rico – Series A – 2033	7/1/2033	4.00%	92,580	83,223
Puerto Rico – Series A – 2035	7/1/2035	4.00%	83,217	72,534
Puerto Rico – Series A – 2037	7/1/2037	4.00%	71,422	60,429
Puerto Rico – Series A – 2041	7/1/2041	4.00%	97,107	78,718
Puerto Rico – Series A – 2046	7/1/2046	4.00%	100,990	78,694
Puerto Rico – Series A – 2024	7/1/2024	0.00%	30,955	29,135
Puerto Rico – Series A – 2033	7/1/2033	0.00%	119,142	67,470
Puerto Rico – Series A – 2043	7/1/2043	0.00%	438,347	190,681
Puerto Rico / Sales Tax – Series A – 2034	7/1/2034	4.50%	277,000	273,402
Puerto Rico / Sales Tax – Series A – 2040	7/1/2040	4.55%	140,000	130,924
Puerto Rico / Sales Tax – Series A – 2053	7/1/2053	4.75%	1,028,000	940,312
Puerto Rico / Sales Tax – Series A – 2058	7/1/2058	5.00%	2,600,000	2,448,342
Puerto Rico / Sales Tax – Series A – 2024	7/1/2024	0.00%	97,000	91,720
Puerto Rico / Sales Tax – Series A – 2027	7/1/2027	0.00%	267,000	219,367
Puerto Rico / Sales Tax – Series A – 2029	7/1/2029	0.00%	260,000	193,638
Puerto Rico / Sales Tax – Series A – 2031	7/1/2031	0.00%	336,000	224,132
Puerto Rico / Sales Tax – Series A – 2033	7/1/2033	0.00%	378,000	226,876
Puerto Rico / Sales Tax – Series A – 2046	7/1/2046	0.00%	3,597,000	940,040
Puerto Rico / Sales Tax – Series A – 2051	7/1/2051	0.00%	2,930,000	566,603
Puerto Rico / Sales Tax – Series A – 2040	7/1/2040	4.33%	1,424,000	1,295,911
Puerto Rico / Sales Tax – Series A – 2053	7/1/2053	4.54%	43,000	37,954

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value

Puerto Rico (Continued)
Puerto Rico / Sales Tax – Series A – 2058	7/1/2058	4.78%	$571,000	$518,268

Puerto Rico (amortized cost $8,977,208)			15,385,193	9,187,105

Washington 2.4%
Tacoma / Local Improvement District #65 – Senior Bonds – 2043	4/1/2043	5.75%	2,185,000	2,100,397

Washington (amortized cost $2,045,947)			2,185,000	2,100,397

Oklahoma 0.5%
Haskell County Public Facilities – Series B – 2024(g)	4/1/2024	5.25%	450,000	446,625

Oklahoma (amortized cost $450,000)			450,000	446,625

California 0.3%
Freddie Mac – 2037(g)(j)	1/1/2037	0.00%	266,710	266,710

California (amortized cost $266,710)			266,710	266,710

Missouri 0.0%
Kansas City IDA – Series A – 2028	1/1/2028	6.75%	28,000	28,061

Missouri (amortized cost $28,000)			28,000	28,061

Other Municipal Bonds (amortized cost $101,177,465)			$107,729,903	$88,727,406

Colorado Capital Appreciation and Zero Coupon Bonds 3.6%

Colorado 100.0%
Bella Mesa MD – Series A CABs – 2049(m)	12/1/2049	0.00%	$7,565,000	$6,340,075
Colorado International Center MD #7 – Series A CABs – 2027	12/1/2027	0.00%	21,285,000	11,440,900
Conifer MD – Series B – 2031(a)(d)(g)(j)	12/1/2031	0.00%	7,470,000	2,988,000
Mayfield MD – Series C – 2050	12/15/2050	3.00%	766,000	268,766
PV ERU Holding Trust – Series A CABs – 2039(a)(m)	2/14/2039	0.00%	710,000	149,100
PV ERU Holding Trust – Series A CABs – 2039(a)(m)	2/14/2039	0.00%	3,122,000	655,620
PV ERU Holding Trust – Series A CABs – 2039(a)(m)	2/14/2039	0.00%	13,168,000	2,765,280
PV ERU Holding Trust – Series A CABs – 2037(a)(m)	12/15/2037	0.00%	14,000,000	2,940,000
Ravenna MD – Series A CABs – 2046(d)	12/1/2046	5.00%	33,685,000	30,640,213
Ravenna MD – Series A CABs – 2024(d)	12/1/2024	0.00%	490,000	446,321
Ravenna MD – Series A CABs – 2025(d)	12/1/2025	0.00%	585,000	503,293
Rockinghorse MD #2 – Series C – 2024	6/1/2024	0.00%	1,115,000	1,097,796

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Capital Appreciation and Zero Coupon Bonds (Continued)		Maturity	Coupon	Principal	Value

Colorado (Continued)
Third Creek MD #1 – Senior CABs – 2026		12/1/2026	0.00%	$2,285,000	$1,432,398

Colorado (amortized cost $76,651,818)				106,246,000	61,667,763

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $76,651,818)				$106,246,000	$61,667,763

Colorado Taxable Certificates/Notes/Bonds 0.3%

Colorado 100.0%
Colliers Hill MD #2 / Taxable – Series B – 2047		12/15/2047	6.00%	$2,250,000	$2,122,853
CECFA CEC / Aurora Charter School / Taxable – Series A –2031(m)		7/1/2031	6.13%	1,960,000	1,868,782
Woodmen Heights MD #2 / Taxable – Subordinate Bonds –2040(g)		12/15/2040	6.25%	1,804,000	1,703,824
Tabernash Pole Creek Note – Senior Bonds – 2022(a)(j)		12/31/2023	0.00%	227,347	88,199

Colorado (amortized cost $6,241,347)				6,241,347	5,783,657

Colorado Taxable Certificates/Notes/Bonds (amortized cost $6,241,347)				$6,241,347	$5,783,657

Total investments, at value (amortized cost $1,495,784,871)	79.9%				$1,368,264,931
Other assets net of liabilities	20.1%				344,653,759

Net Assets	100.0%				$1,712,918,690

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).

(b)

Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations. No pre-refunded bonds were owned by the Fund at March 31, 2023.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2023. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2023.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,986,065 and a value of $6,770,316 or less than 1.0% of net assets, as of March 31, 2023.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).

(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see note 2 in notes to financial statements).

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $504,436,899 representing 29.45% of net assets.

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. US Bank, N.A.

2. BNP Paribas

3. JP Morgan Chase Bank N.A.

4. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABs — Capital Appreciation Bonds

CONV — Convertible

I/O — Interest Only

L/D — Local Improvement District

MD — Metropolitan District

P/O — Principal Only

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2023 (unaudited)

ASSETS
Investments, at value (amortized cost 1,495,784,871)	$1,368,264,931
— see accompanying schedule
Cash	104,615,029
Interest receivable	153,185,645
Purchase accrued interest (note 7)	92,156,671
Receivable for shares of beneficial interest sold	574,587

TOTAL ASSETS	1,718,796,863

LIABILITIES
Payables and other liabilities:
Dividends payable	3,687,340
Payable for shares of beneficial interest redeemed	497,836
Management fees payable	721,605
Accrued expenses payable	971,392

TOTAL LIABILITIES	5,878,173

NET ASSETS	$1,712,918,690

COMPOSITION OF NET ASSETS
Paid-in capital	$1,839,086,047
Accumulated net realized gain	1,352,582
Net unrealized appreciation (depreciation) of investments	(127,519,939)

NET ASSETS	$1,712,918,690

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 197,613,817 shares of beneficial interest outstanding at March 31, 2023 unlimited number of no par value shares authorized)	$8.67

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.10

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2023 (unaudited)

INVESTMENT INCOME
Interest	$46,645,868
EXPENSES
Management fees (note 4)	4,215,568
Custodian fees (note 5)	58,462
Legal and auditing fees	474,947
Portfolio pricing fees	32,369
Registration fees	31,490
Shareholders’ reports	46,774
Transfer agency expenses (note 4)	131,194
Trustees’ fees	6,006
Other	321,705

Total expenses	5,318,515
Custody credits (note 5)	(43,587)

Net expenses	5,274,928

NET INVESTMENT INCOME	41,370,940

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	456,274
Net unrealized appreciation (depreciation) on investments	35,826,698

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	36,282,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,653,912

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	(unaudited)
FROM OPERATIONS:
Net investment income	$41,370,940	$70,666,017
Net realized gain on investments	456,274	3,609,083
Unrealized appreciation (depreciation) on investments	35,826,698	(177,996,082)

Net increase (decrease) in net assets resulting from operations	77,653,912	(103,720,982)

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(41,370,940)	(70,666,017)
Net realized gain to shareholders from investment transactions	(3,499,687)	(1,463,919)

Total distributions to shareholders	(44,870,627)	(72,129,936)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	61,862,320	199,577,871
Reinvested dividends and distributions	31,546,480	51,464,533
Redemption of shares	(88,943,239)	(167,665,085)

Increase (decrease) in net assets derived from beneficial interest transactions	4,465,561	83,377,319

Net increase (decrease) in net assets	37,248,847	(92,473,599)
NET ASSETS:
Beginning of period	1,675,669,843	1,768,143,442

End of period	$1,712,918,690	$1,675,669,843

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For the Fiscal Year Ended September 30
	3/31/2023		2022	2021	2020	2019
For a share outstanding throughout the period	(unaudited)
Net asset value, beginning of period	$8.50		$9.39	$9.22	$9.25	$9.13

Income From Investment Operations
Net investment income(1)	0.21		0.37	0.37	0.37	0.37
Net gain or (loss) on investments (both realized and unrealized)	0.19		(0.88)	0.19	(0.03)	0.17

Increase (decrease) from investment operations	0.40		(0.51)	0.56	0.34	0.54
Less Distributions
Dividends to shareholders from net investment income	(0.21)		(0.37)	(0.37)	(0.37)	(0.37)
Distributions from realized capital gains	(0.02)		(0.01)	(0.02)	—	(0.05)

Total Distributions	(0.23)		(0.38)	(0.39)	(0.37)	(0.42)

Net increase (decrease) in net asset value	0.17		(0.89)	0.17	(0.03)	0.12

Net Asset Value, end of period	$8.67		$8.50	$9.39	$9.22	$9.25

Total Return, at Net Asset Value(2)	4.72	%+	-5.72%	5.91%	3.83%	6.09%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.90	%*	4.01%	3.92%	4.02%	4.02%
Total expenses	0.62	%*	0.55%	0.61%	0.58%	0.55%
Net expenses	0.62	%*	0.55%	0.61%	0.57%	0.55%
Net assets, end of period (000s)	$1,712,919		$1,675,670	$1,768,143	$1,494,477	$1,422,697

Portfolio turnover rate(3)	1.91%		9.94%	10.66%	22.54%	9.62%

+	not annualized

*	annualized

(1)	Net investment income per share was calculated using an average shares method.

(2)

Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities that have been called or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2023 were $82,641,465 and $24,128,206 respectively.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”).

(2)	Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of financial position and results of operations for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:    Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:    Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2023.

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/ Bonds	Total Securities March 31, 2023
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	1,113,935,433	85,213,022	88,460,696	58,679,763	5,695,458	1,351,984,372
Level 3 Securities	7,616,650	5,321,000	266,710	2,988,000	88,199	16,280,559

Totals	$1,121,552,083	$90,534,022	$88,727,406	$61,667,763	$5,783,657	$1,368,264,931

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Totals
Level 3 Beginning Balance September 30, 2022	$7,616,650	$5,321,000	$273,160	$2,988,000	$88,199	$16,287,009
Unrealized Losses	—	—	—	—	—	—
Unrealized Gains	—	—	—	—	—	—
Realized Losses	—	—	—	—	—	—
Realized Gains	—	—	—	—	—	—
Purchases	—	—	—	—	—	—
Sales	—	—	(6,450)	—	—	(6,450)
Transfers In to Level 3*	—	—	—	—	—	—
Transfers Out of Level 3*	—	—	—	—	—	—

Balance as of March 31, 2023	$7,616,650	$5,321,000	$266,710	$2,988,000	$88,199	$16,280,559

* Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

From September 30, 2022 to March 31, 2023, there were no Level 1 Securities.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities*	Fair Value as of March 31, 2023	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	$7,616,650	discounted cash flow	probability of default	5.00%	100.00%	51.83%
Short-Term Municipal Bonds	5,321,000	discounted cash flow	probability of default	5.00%	10.00%	5.95%
Other Municipal Bonds	266,710	discounted cash flow	probability of default	1.00%	1.00%	1.00%
Colorado Capital Appreciation and Zero Coupon Bonds	2,988,000	discounted cash flow	probability of default	100.00%	100.00%	100.00%
Colorado Taxable Certificates/Notes/Bonds	88,199	discounted cash flow	probability of default	100.00%	100.00%	100.00%

Total Level 3 Securities at March 31, 2023	$16,280,559

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

* The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

** Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(b)	Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2023, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits.

(c)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments, the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund’s tax position for all open tax years. As of March 31, 2023 the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2023 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,495,784,871

Gross unrealized appreciation	$11,451,931
Gross unrealized depreciation	(138,971,870)

Net unrealized appreciation (depreciation) of investments	$(127,519,939)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

(d)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,872,347 and such bonds have a value of $19,236,049 or 1.12% of net assets, as of March 31, 2023. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $13,687,500 or 0.80% of net assets, as of March 31, 2023. These securities have been identified in the Schedule of Investments.

(e)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $82,641,465 and $24,128,206 respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly the Fund treats these obligations as short-term holdings. On March 31, 2023, the interest rates paid on these obligations ranged from 3.95% to 4.03%.

(f)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at March 31, 2023.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
	(unaudited)
Shares sold	7,158,116	$61,862,320	21,909,934	$199,577,871
Dividends reinvested	3,650,731	31,546,480	5,699,446	51,464,533

	10,808,847	93,408,800	27,609,380	251,042,404
Shares redeemed	(10,364,635)	88,943,239	(18,689,664)	(167,665,085)

Net increase in shares outstanding	444,212	$4,465,561	8,919,716	$83,377,319

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2023. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Crest Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Traveler’s Insurance Company and all the commissions referred to above were paid by Travelers. Crest Insurance received no compensation directly from the assets of the Fund.

The Fund does not have any Trustees who are affiliated with the Adviser or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Adviser for any compensation or fees associated with the Chief Compliance Officer.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $43,587 for the period ended March 31, 2023.

(6)	Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the March 31, 2023 balance of $92,156,671). Approximately $230,017,591 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $94,492,061 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

(8)	Litigation

The Fund is periodically involved in various legal proceedings. As of March 31, 2023, the Fund has a litigation payable of $249,930 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

Marin	Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2022 on Form NPORT-P filed with the Securities and Exchange Commission (“SEC”) on March 1, 2023. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of March 31, 2023 is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose a levy on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment.

On or about November 17, 2022, the District filed a Motion for Summary Judgment and Permanent Injunction (“MSJ”). In response, the Fund and UMB submitted two filings to the Court: (1) a Motion Pursuant to C.R.C.P. 56(f) to Deny or Continue the MSJ (“Rule 56(f) Motion”) on the grounds that the MSJ was premature and that additional discovery was required in order to respond to the MSJ; and (2) notwithstanding the need for additional discovery, an Opposition to the District’s MSJ. On or about January 11, 2023, the Court granted the Rule 56(f) Motion, ruling that “additional discovery should be allowed,” and that “Defendants are allowed ninety (90) days from the date of this order to file an amended Opposition to the District’s MSJ.” Since the Court’s Order granting the Rule 56(f) Motion, the Parties have been engaged in additional discovery relevant to the Parties’ claims and defenses, with the District’s deposition pursuant to C.R.C.P. 30(b)(6) scheduled for April 12, 2023. On or about March 23, 2023, the District filed a Supplemental Motion for Summary Judgment (“Supplemental MSJ”), which sought summary judgment on the Amended Counterclaims, which were filed by the Fund and UMB after the District’s initial MSJ.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

The initial trial date has been set for July 17, 2023. Based on several factors (including, among other things, discovery issues and difficulty securing the District’s cooperation in scheduling its deposition), the Fund and UMB have filed a Motion to Continue and Reset the Trial Date and Related Pretrial Deadlines, which is still pending before the Court. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.

(9)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Other Information (unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2022 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

A Tax-Exempt Fund

SEMI-ANNUAL REPORT

March 31, 2023

ITEM 2. CODE OF ETHICS.

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Please see the Schedule of Investments contained in the Semi-Annual Report included under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(2)(i)

(99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3) Not applicable.

(b)

(99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer Date: June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: June 5, 2023